Intangible assets and goodwill - Summary of Pre-tax Discount Rates Attributable to Significant Cash-Generating Units (Details)	Dec. 31, 2025	Dec. 31, 2024
Iberia
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.30%	9.30%
Australia
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.80%	11.30%
Great Britain
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.30%	9.30%
Germany
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.80%	10.10%
Pacific
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.30%	11.30%
Philippines
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	14.10%	13.90%